Trade and other payables	12 Months Ended
Sep. 30, 2024
Trade and other payables
Trade and other payables

14.    Trade and other payables

	2024	2023	2022
	$'000	$'000	$'000
Current liabilities
Trade payables	9,009	11,788	17,478
Other tax and social security	439	1,471	633
Other creditors	593	733	516
Accruals	1,866	4,821	3,803
Deferred income	4	18	225
Total	11,911	18,831	22,655

Trade payables and accruals relate to amounts payable at the balance sheet date for services received during the year. The Group has financial risk management policies in place to ensure that all payables are paid within the credit timeframe. The directors consider that the carrying amount of financial liabilities recorded at amortised cost in the financial statements approximate their fair value.

Within other creditors, a total of $0.5 million (2023: $0.5 million; 2022: $0.5 million) relates to interest owed on convertible loan notes which converted in September 2021.

	2024	2023	2022
	$'000	$'000	$'000
Non-current Liabilities
Trade payables	2,000	—	—
Deferred government grants	—	24	4,183
	2,000	24	4,183